INVENTORIES, NET (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Movement in Inventories
Finished goods	$ 1,632,497	$ 197,198
Less: allowance for inventory reserve	(33,428)
Total inventories, net	$ 1,599,069	$ 197,198
Percentage of finished goods sold out	90.00%